Investment Objectives and Goals - Chesapeake Trend-Following Fixed Income ETF	Feb. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	CHESAPEAKE TREND-FOLLOWING FIXED INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Chesapeake Trend-Following Fixed Income ETF (the “Fund”) seeks to preserve capital and generate long-term capital appreciation.